Convertible Notes and Warrants - 2008 Convertible Note - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2013	Feb. 10, 2014
Temporary Equity [Line Items]
Exercise price of warrants			$ 10.00
2008 Convertible Note [Member]
Temporary Equity [Line Items]
Debt instrument initial principal amount	$ 1,400,000
Debt, maturity date description	The 2008 Convertible Note bears interest at a variable rate based on prime per annum payable at maturity, and matures at the earliest occurrence of, (a) the passing of 48 months from inception of the note, (b) the closing date of an acquisition or asset transfer as defined by the note, or (c) the closing date of the issuance and sale of shares of common stock of the Company in the Company’s IPO.
2008 Convertible Note [Member] | Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Proceeds received from sale of preferred shares including converison of convertible loan amount that triggers conversion of debt		20,000,000
Proceeds sale of shares that triggers conversion of debt		2,000,000
Notice period of warrant conversion		20 days
Exercise price of warrants		$ 0.60
2008 Convertible Note [Member] | Series A Convertible Preferred Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Proceeds from issuance of warrants for equity finance		$ 2,000,000